UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Item 1.	Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

December 31, 2009

Gateway Fund

Gateway Investment Advisers, LLC

Management Discussion and  Performance page 1

Portfolio of Investments page 5

Financial Statements page 9

GATEWAY FUND

PORTFOLIO PROFILE

Objective:

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Strategy:

Invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options.

Inception Date:

December 7, 1977

Managers:

Michael T. Buckius, CFA

J. Patrick Rogers, CFA

Paul R. Stewart, CFA

Gateway Investment Advisers, LLC

Symbols:

Class A	GATEX
Class C	GTECX
Class Y	GTEYX

What You Should Know:

The fund may invest in foreign securities traded in U.S. markets, including American Depositary Receipts. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.

The fund may invest in real estate investment trusts (REITs). REITs are subject to certain risks, particularly fluctuating property values, changes in interest rates, property taxes and mortgage-related risks.

Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund’s option strategies, and for these and other reasons the fund’s option strategies may not reduce the fund’s volatility to the extent desired. From time to time, the fund may reduce its holdings in put options, resulting in an increased exposure to a market decline. Accordingly, the purchase of fund shares should be viewed as a long-term investment.

Management Discussion

After beginning 2009 with dramatic losses, major equity market indexes staged a powerful rally and ended the year with healthy gains. Even so, the rally was not strong enough to recover the steep losses of 2008, and December 31, 2009 ushered out one of the worst decades in stock market history. The intense risk aversion that spilled over into early 2009 was relieved by massive government stimulus programs that brought signs of economic stabilization and a new optimism to the equity markets. Optimism fueled momentum as the year progressed and economic conditions continued to improve.

Changes in market volatility levels underscored the dramatic differences in equity market levels from the year’s beginning to end. After peaking at an all-time closing high during the fourth quarter of 2008, the Chicago Board Options Exchange Volatility Index (the “VIX”) remained high by historical standards during the first quarter of 2009, but fell sharply in the second quarter as the market rallied and the economy showed signs of improvement. As of June 30, the VIX was just over 25, below its first-quarter level but still above its long-term historical average of 20. As the equity market strengthened during the second half of the year, the VIX edged downward and by year end 2009 was trading at just under 22.

HOW DID THE FUND PERFORM IN 2009?

For the year ended December 31, 2009, Class A shares of Gateway Fund returned 6.57% at net asset value, including $0.47 per share in reinvested dividends. This was significantly below the 26.46% return on the S&P 500 Index, but better than the 5.93% return for Barclays Capital U.S. Aggregate Bond Index.

The fund’s 2009 return was a function of two very different market cycles. During the first quarter, Gateway Fund fell 6.50% while the S&P 500 Index declined 11.01%. The fund’s cash flow from option-writing activity helped protect it from some of the impact of stock price declines, while its index put options served to limit sharp declines in value relative to the market. Over the last nine months of the year, during which time the S&P 500 posted a total return of 42.11%, the fund returned 13.97%, one of the best nine-month periods in its history. As is typical in a rapidly rising market, the effects of the fund’s risk reducing, hedged strategy will limit the amount of potential return earned by the fund in relation to the overall equity market. This was certainly the case for the balance of 2009.

HOW HAVE YOU POSITIONED THE FUND’S PORTFOLIO?

As of the end of December, the fund’s diversified portfolio was fully hedged with index call and put options. This positioning – fully hedged with both index call and put options – is a neutral strategy and provides good prospects both for attractive levels of return if the market continues its advance, as well as an attractive level of downside protection in the event of a significant market decline over a short period of time.

WHAT’S YOUR OUTLOOK?

As we enter the new decade, both foreign and domestic economies continue to show signs of recovery. This should support prospects for stocks, which we believe will continue to provide better returns than bonds over the long term. However, the risks in both markets have not diminished. In the absence of strong assurance, we believe a higher-than-usual level of uncertainty is likely to continue to influence investors’ decisions.

Given the pace of the stock market rally from the March low against the ongoing backdrop of economic and financial risks, we believe cautious optimism remains the prudent course. The fund will continue to use its index option-based investment strategy in an attempt to deliver relatively consistent returns, while seeking to maintain a comparatively low risk profile. We look forward to the new decade with enthusiasm.

GATEWAY FUND

Investment Results through December 31, 2009

PERFORMANCE IN PERSPECTIVE

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares1,8

Average Annual Returns — December 31, 2009 8

	1 YEAR	5 YEARS	10 YEARS
CLASS A (Inception 12/7/1977)[1]
Net Asset Value[2]	6.57%	2.68%	2.92%
With Maximum Sales Charge[3]	0.46	1.47	2.31

CLASS C (Inception 2/19/2008)[1]
Net Asset Value[2]	5.78	1.91	2.09
With CDSC[4]	4.78	1.91	2.09

CLASS Y (Inception 2/19/2008)[1]
Net Asset Value[2]	6.83	2.77	2.96

COMPARATIVE PERFORMANCE	1 YEAR	5 YEARS	10 YEARS
S&P 500 Index[5]	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index[6]	5.93	4.97	6.33
Morningstar Long-Short Fund Avg. [7]	10.46	1.91	3.70

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS

	% of Net Assets as of
FUND COMPOSITION	12/31/09	12/31/08
Common Stocks	100.0	95.8
Put Options	0.6	0.3
Call Options Written	-3.0	-3.3
Short-Term Investments and Other	2.4	7.2

	% of Net Assets as of
TEN LARGEST HOLDINGS	12/31/09	12/31/08
Exxon Mobil Corp.	3.8	6.0
Microsoft Corp.	2.9	1.9
JPMorgan Chase & Co.	2.4	1.6
AT&T, Inc.	2.3	2.5
Pfizer, Inc.	2.1	1.6
Chevron Corp.	2.1	3.0
Johnson & Johnson	2.0	2.0
Apple, Inc.	1.9	1.0
Wells Fargo & Co.	1.9	1.7
General Electric Co.	1.8	2.3

	% of Net Assets as of
FIVE LARGEST INDUSTRIES	12/31/09	12/31/08
Oil, Gas & Consumable Fuels	9.4	11.2
Pharmaceuticals	7.1	7.9
Computers & Peripherals	5.0	3.4
Software	4.8	3.4
Diversified Financial Services	4.0	2.7

Portfolio holdings and asset allocations will vary.

EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class	Gross Expense Ratio[9]	Net Expense Ratio[10]
A	1.04%	0.94%
C	1.83	1.70
Y	0.78	0.70

NOTES TO CHARTS

[1]

The returns shown include performance from the Predecessor Fund, which was reorganized to Class A shares as of the close of business on 2/15/08. The Predecessor Fund’s performance has been adjusted to reflect the sales loads of Class A shares. For the periods prior to the inception of Class C shares (2/19/08), performance shown for Class C shares is based upon the Predecessor Fund’s returns restated to reflect the higher fees and expenses of Class C shares. For the periods prior to the inception of Class Y shares (2/19/08), performance shown for Class Y shares is based upon the Predecessor Fund’s returns and has not been restated to reflect the lower expenses of Class Y shares. Performance after 2/19/08 reflects actual Class C and Class Y share performance.

[2]	Does not include a sales charge.
[3]	Includes the maximum sales charge of 5.75%.
[4]	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.
[5]	Standard & Poor’s 500 Index (“S&P 500” Index) is an unmanaged index of U.S. common stock performance.
[6]	Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of domestic debt issued by the U.S. Government, its agencies, and U.S. corporations.
[7]	Morningstar Long-Short Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
[8]	Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower.
[9]	Before reductions and reimbursements.
[10]	After reductions and reimbursements. Expense reductions are contractual and are set to expire on 4/30/10.

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund’s objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.funds.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and certain exchange fees, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2009 through December 31, 2009. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 7/1/2009	ENDING ACCOUNT VALUE 12/31/2009	EXPENSES PAID DURING PERIOD* 7/1/2009 – 12/31/2009
CLASS A
Actual	$1,000.00	$1,074.60	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79
CLASS C
Actual	$1,000.00	$1,070.80	$8.87
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64
CLASS Y
Actual	$1,000.00	$1,075.90	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

*	Expenses are equal to the Fund’s annualized expense ratio (after fee reduction/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

GATEWAY FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2009

Shares	Description	Value (†)

Common Stocks — 100.0% of Net Assets
	Aerospace & Defense — 2.5%
456,021	Boeing Co. (The)(b)	$24,684,417
155,523	Goodrich Corp.(b)	9,992,353
449,199	Honeywell International, Inc.(b)	17,608,601
411,426	Raytheon Co.(b)	21,196,667
654,958	United Technologies Corp.(b)	45,460,635

		118,942,673

	Air Freight & Logistics — 1.1%
885,722	United Parcel Service, Inc., Class B(b)	50,813,871

	Airlines — 0.0%
91,526	AMR Corp.(b)(c)	707,496

	Auto Components — 0.1%
162,452	Cooper Tire & Rubber Co.(b)	3,257,163

	Beverages — 2.4%
1,089,536	Coca-Cola Co. (The)(b)	62,103,552
836,099	PepsiCo, Inc.(b)	50,834,819

		112,938,371

	Biotechnology — 1.4%
560,923	Amgen, Inc.(b)(c)	31,731,414
146,853	Biogen Idec, Inc.(b)(c)	7,856,635
18,112	Cephalon, Inc.(b)(c)	1,130,370
108,684	Facet Biotech Corp.(b)(c)	1,910,665
434,981	Gilead Sciences, Inc.(b)(c)	18,825,978
298,241	PDL BioPharma, Inc.(b)	2,045,933

		63,500,995

	Capital Markets — 2.3%
848,971	Charles Schwab Corp. (The)(b)	15,977,634
377,749	Eaton Vance Corp.(b)	11,487,347
161,775	Goldman Sachs Group, Inc. (The)(b)	27,314,091
668,206	Legg Mason, Inc.(b)	20,153,093
955,941	Morgan Stanley(b)	28,295,853
193,079	Waddell & Reed Financial, Inc., Class A(b)	5,896,633

		109,124,651

	Chemicals — 2.1%
1,187,616	Dow Chemical Co. (The)(b)	32,813,830
965,794	E.I. Du Pont de Nemours & Co.(b)	32,518,284
229,732	Eastman Chemical Co.(b)	13,839,055
80,563	Lubrizol Corp. (The)(b)	5,877,071
482,646	Olin Corp.(b)	8,455,958
332,996	RPM International, Inc.(b)	6,769,809

		100,274,007

	Commercial Banks — 2.8%
278,888	Associated Banc-Corp(b)	3,070,557
119,173	FirstMerit Corp.(b)	2,400,144
176,926	Old National Bancorp(b)	2,199,190
1,526,136	U.S. Bancorp(b)	34,353,322
3,322,369	Wells Fargo & Co.(b)	89,670,739

		131,693,952

	Commercial Services & Supplies — 0.8%
363,683	Avery Dennison Corp.(b)	13,270,793
94,779	Deluxe Corp.(b)	1,401,781
237,503	R. R. Donnelley & Sons Co.(b)	5,289,192
518,597	Waste Management, Inc.(b)	17,533,764

		37,495,530

Shares	Description	Value (†)

	Communications Equipment — 2.9%
2,829,385	Cisco Systems, Inc.(b)(c)	$67,735,477
3,158,428	Motorola, Inc.(b)(c)	24,509,401
31,156	Plantronics, Inc.(b)	809,433
893,677	QUALCOMM, Inc.(b)	41,341,498

		134,395,809

	Computers & Peripherals — 5.0%
425,817	Apple, Inc.(b)(c)	89,787,773
1,118,973	Dell, Inc.(b)(c)	16,068,452
1,153,459	Hewlett-Packard Co.(b)	59,414,673
523,342	International Business Machines Corp.(b)	68,505,468

		233,776,366

	Consumer Finance — 0.2%
587,193	Discover Financial Services(b)	8,637,609

	Containers & Packaging — 0.1%
116,207	Sonoco Products Co.(b)	3,399,055

	Distributors — 0.2%
291,231	Genuine Parts Co.(b)	11,055,129

	Diversified Financial Services — 4.0%
2,239,047	Bank of America Corp.(b)	33,720,048
3,837,157	Citigroup, Inc.(b)	12,700,990
76,435	CME Group, Inc.(b)	25,678,338
2,738,371	JPMorgan Chase & Co.(b)	114,107,919

		186,207,295

	Diversified Telecommunication Services — 3.9%
3,889,757	AT&T, Inc.(b)	109,029,889
201,862	Clearwire Corp., Class A(b)(c)	1,364,587
891,112	Frontier Communications Corp.(b)	6,959,585
1,978,278	Verizon Communications, Inc.(b)	65,540,350

		182,894,411

	Electric Utilities — 1.6%
1,933,858	Duke Energy Corp.(b)	33,281,696
78,208	Hawaiian Electric Industries, Inc.(b)	1,634,547
1,040,439	Pepco Holdings, Inc.(b)	17,531,397
573,168	Progress Energy, Inc.(b)	23,505,620

		75,953,260

	Electrical Equipment — 0.8%
647,718	Emerson Electric Co.(b)	27,592,787
8,058	First Solar, Inc.(b)(c)	1,091,053
150,578	Hubbell, Inc., Class B(b)	7,122,339

		35,806,179

	Electronic Equipment, Instruments & Components — 0.6%
1,105,847	Corning, Inc.(b)	21,353,905
281,534	Tyco Electronics Ltd.(b)	6,911,660

		28,265,565

	Energy Equipment & Services — 2.5%
69,413	Acergy SA, Sponsored ADR(b)	1,083,537
575,993	BJ Services Co.(b)	10,713,470
60,834	CARBO Ceramics, Inc.(b)	4,147,054
61,335	Diamond Offshore Drilling, Inc.(b)	6,036,591
14,832	ENSCO International, Inc., Sponsored ADR(b)	592,390
758,710	Halliburton Co.(b)	22,829,584
486,894	Patterson-UTI Energy, Inc.(b)	7,473,823
780,226	Schlumberger Ltd.(b)	50,784,910

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009

Shares	Description	Value (†)

	Energy Equipment & Services — continued
283,754	Smith International, Inc.(b)	$7,709,596
134,375	Tidewater, Inc.(b)	6,443,281

		117,814,236

	Food & Staples Retailing — 2.2%
1,021,075	CVS Caremark Corp.(b)	32,888,826
579,559	SUPERVALU, Inc.(b)	7,366,195
1,152,658	Wal-Mart Stores, Inc.(b)	61,609,570

		101,864,591

	Food Products — 1.2%
763,734	ConAgra Foods, Inc.(b)	17,604,069
1,170,699	Kraft Foods, Inc., Class A(b)	31,819,599
681,218	Sara Lee Corp.(b)	8,297,235

		57,720,903

	Gas Utilities — 0.6%
190,212	National Fuel Gas Co.(b)	9,510,600
86,615	Nicor, Inc.(b)	3,646,492
250,374	Oneok, Inc.(b)	11,159,169
142,463	WGL Holdings, Inc.(b)	4,778,209

		29,094,470

	Health Care Equipment & Supplies — 2.0%
453,143	Baxter International, Inc.(b)	26,590,431
1,299,293	Boston Scientific Corp.(b)(c)	11,693,637
89,302	Covidien Ltd.(b)	4,276,673
88	Edwards Lifesciences Corp.(b)(c)	7,643
38,747	Intuitive Surgical, Inc.(b)(c)	11,752,740
835,372	Medtronic, Inc.(b)	36,739,660

		91,060,784

	Health Care Providers & Services — 2.1%
589,277	Aetna, Inc.(b)	18,680,081
259,868	Coventry Health Care, Inc.(b)(c)	6,312,194
285,504	Medco Health Solutions, Inc.(b)(c)	18,246,560
1,000,014	UnitedHealth Group, Inc.(b)	30,480,427
114,280	Universal Health Services, Inc., Class B(b)	3,485,540
337,655	WellPoint, Inc.(b)(c)	19,681,910

		96,886,712

	Health Care Technology — 0.0%
30,200	Quality Systems, Inc.(b)	1,896,258

	Hotels, Restaurants & Leisure — 1.2%
715,082	International Game Technology(b)	13,422,089
598,129	McDonald’s Corp.(b)	37,347,175
56,179	Tim Hortons, Inc.(b)	1,714,021
271,449	Wendy’s/Arby’s Group, Inc., Class A(b)	1,273,096

		53,756,381

	Household Durables — 1.1%
212,031	Black & Decker Corp. (The)(b)	13,745,970
578,219	Leggett & Platt, Inc.(b)	11,795,668
564,932	Newell Rubbermaid, Inc.(b)	8,479,629
220,249	Tupperware Brands Corp.(b)	10,256,996
101,226	Whirlpool Corp.(b)	8,164,889

		52,443,152

	Household Products — 2.0%
171,461	Colgate-Palmolive Co.(b)	14,085,521
176,087	Kimberly-Clark Corp.(b)	11,218,503
1,088,233	Procter & Gamble Co.(b)	65,979,567

		91,283,591

Shares	Description	Value (†)

	Industrial Conglomerates — 2.5%
305,046	3M Co.(b)	$25,218,153
5,684,573	General Electric Co.(b)	86,007,589
134,460	Tyco International Ltd.(b)	4,797,533

		116,023,275

	Insurance — 2.1%
111,311	Aegon NV, NY Registered Shares, Sponsored ADR(b)(c)	713,503
648,382	Allstate Corp. (The)(b)	19,477,395
112,626	American International Group, Inc.(b)(c)	3,376,527
132,524	AON Corp.(b)	5,080,970
310,476	Arthur J. Gallagher & Co.(b)	6,988,815
445,567	Fidelity National Financial, Inc., Class A(b)	5,997,332
414,616	Lincoln National Corp.(b)	10,315,646
485,300	Marsh & McLennan Cos., Inc.(b)	10,715,424
110,084	Mercury General Corp.(b)	4,321,898
462,967	Old Republic International Corp.(b)	4,648,189
173,071	Travelers Cos., Inc. (The)(b)	8,629,320
66,354	Unitrin, Inc.(b)	1,463,106
762,251	XL Capital Ltd., Class A(b)	13,972,061
109,421	Zenith National Insurance Corp.(b)	3,256,369

		98,956,555

	Internet & Catalog Retail — 0.6%
202,608	Amazon.com, Inc.(b)(c)	27,254,828

	Internet Software & Services — 2.3%
315,218	Akamai Technologies, Inc.(b)(c)	7,984,472
77,910	AOL, Inc.(b)(c)	1,813,745
858,523	eBay, Inc.(b)(c)	20,209,631
113,192	Google, Inc., Class A(b)(c)	70,176,776
271,136	VeriSign, Inc.(b)(c)	6,572,337

		106,756,961

	IT Services — 1.8%
470,284	Automatic Data Processing, Inc.(b)	20,137,561
159,578	Broadridge Financial Solutions, Inc.(b)	3,600,080
305,345	Cognizant Technology Solutions Corp., Class A(b)(c)	13,832,128
256,064	Fidelity National Information Services, Inc.(b)	6,002,140
31,914	Lender Processing Services, Inc.(b)	1,297,623
683,919	Paychex, Inc.(b)	20,955,278
40,054	Visa, Inc., Class A(b)	3,503,123
805,994	Western Union Co.(b)	15,192,987

		84,520,920

	Leisure Equipment & Products — 0.3%
393,969	Eastman Kodak Co.(b)(c)	1,662,549
689,110	Mattel, Inc.(b)	13,768,418

		15,430,967

	Machinery — 2.3%
141,563	Caterpillar, Inc.(b)	8,067,676
386,869	Cummins, Inc.(b)	17,741,812
337,515	Deere & Co.(b)	18,256,186
284,117	Eaton Corp.(b)	18,075,524
207,233	Parker Hannifin Corp.(b)	11,165,714
108,640	Pentair, Inc.(b)	3,509,072
105,659	Snap-On, Inc.(b)	4,465,149
184,043	SPX Corp.(b)	10,067,152
191,815	Stanley Works (The)(b)	9,880,391
293,985	Timken Co. (The)(b)	6,970,384

		108,199,060

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009

Shares	Description	Value (†)

	Media — 2.5%
801,402	News Corp., Class B(b)	$12,758,320
347,711	Omnicom Group, Inc.(b)	13,612,886
255,910	Time Warner Cable, Inc.(b)	10,592,115
857,017	Time Warner, Inc.(b)	24,973,475
1,687,453	Walt Disney Co. (The)(b)	54,420,359

		116,357,155

	Metals & Mining — 1.1%
1,418,696	Alcoa, Inc.(b)	22,869,380
77,142	Companhia Siderurgica Nacional SA, Sponsored ADR(b)	2,463,144
432,475	Gerdau SA, Sponsored ADR(b)	7,365,049
264,605	Nucor Corp.(b)	12,343,823
158,552	Southern Copper Corp.(b)	5,217,946
117,586	Worthington Industries, Inc.(b)	1,536,849

		51,796,191

	Multi Utilities — 1.9%
806,956	Ameren Corp.(b)	22,554,420
536,387	Consolidated Edison, Inc.(b)	24,368,061
299,089	Integrys Energy Group, Inc.(b)	12,558,747
135,031	OGE Energy Corp.(b)	4,981,294
772,150	Public Service Enterprise Group, Inc.(b)	25,673,988

		90,136,510

	Multiline Retail — 1.1%
427,904	J.C. Penney Co., Inc.(b)	11,386,525
1,136,520	Macy’s, Inc.(b)	19,048,075
393,732	Nordstrom, Inc.(b)	14,796,449
72,941	Sears Holdings Corp.(b)(c)	6,086,927

		51,317,976

	Oil, Gas & Consumable Fuels — 9.4%
769,628	Chesapeake Energy Corp.(b)	19,917,973
1,252,929	Chevron Corp.(b)	96,463,004
62,917	CNOOC Ltd., Sponsored ADR(b)	9,780,448
991,574	ConocoPhillips(b)	50,639,684
204,024	CONSOL Energy, Inc.(b)	10,160,395
2,608,985	Exxon Mobil Corp.(b)	177,906,687
646,425	Occidental Petroleum Corp.(b)	52,586,674
358,792	Southwestern Energy Co.(b)(c)	17,293,774
124,543	StatoilHydro ASA, Sponsored ADR(b)	3,102,366

		437,851,005

	Paper & Forest Products — 0.4%
715,259	MeadWestvaco Corp.(b)	20,477,865

	Personal Products — 0.3%
477,448	Avon Products, Inc.(b)	15,039,612

	Pharmaceuticals — 7.1%
1,014,876	Abbott Laboratories(b)	54,793,155
228,324	GlaxoSmithKline PLC, Sponsored ADR(b)	9,646,689
1,439,640	Johnson & Johnson(b)	92,727,212
2,011,318	Merck & Co. Inc.(b)	73,493,560
5,501,816	Pfizer, Inc.(b)	100,078,033

		330,738,649

	Professional Services — 0.2%
63,246	Dun & Bradstreet Corp.(b)	5,336,065
135,599	Resources Connection, Inc.(b)(c)	2,877,411

		8,213,476

Shares	Description	Value (†)

	REITs — 1.7%
893,846	Duke Realty Corp.(b)	$10,878,106
122,701	Healthcare Realty Trust, Inc.(b)	2,633,164
709,283	Liberty Property Trust(b)	22,704,149
433,790	Mack-Cali Realty Corp.(b)	14,996,120
546,084	Nationwide Health Properties, Inc.(b)	19,211,235
433,637	Senior Housing Properties Trust(b)	9,483,641

		79,906,415

	Road & Rail — 0.5%
478,482	CSX Corp.(b)	23,201,592

	Semiconductors & Semiconductor Equipment — 2.7%
726,190	Advanced Micro Devices, Inc.(b)(c)	7,029,519
47,711	Altera Corp.(b)	1,079,700
289,141	Analog Devices, Inc.(b)	9,131,073
163,971	Applied Materials, Inc.(b)	2,285,756
2,835,071	Intel Corp.(b)	57,835,448
272,540	Linear Technology Corp.(b)	8,323,372
290,674	Microchip Technology, Inc.(b)	8,446,986
503,376	National Semiconductor Corp.(b)	7,731,855
409,201	NVIDIA Corp.(b)(c)	7,643,875
556,460	Texas Instruments, Inc.(b)	14,501,348
149,448	Xilinx, Inc.(b)	3,745,167

		127,754,099

	Software — 4.8%
484,666	Activision Blizzard, Inc.(b)(c)	5,384,639
373,489	Adobe Systems, Inc.(b)(c)	13,736,926
198,185	Autodesk, Inc.(b)(c)	5,035,881
4,465,417	Microsoft Corp.(b)	136,150,564
2,162,835	Oracle Corp.(b)	53,075,971
699,352	Symantec Corp.(b)(c)	12,511,407

		225,895,388

	Specialty Retail — 2.7%
193,208	Abercrombie & Fitch Co., Class A(b)	6,733,299
404,803	American Eagle Outfitters, Inc.(b)	6,873,555
304,649	Best Buy Co., Inc.(b)	12,021,449
183,146	Foot Locker, Inc.(b)	2,040,246
273,493	Gap, Inc. (The)(b)	5,729,678
1,311,692	Home Depot, Inc.(b)	37,947,250
498,729	Limited Brands, Inc.(b)	9,595,546
885,731	Lowe’s Cos., Inc.(b)	20,717,248
446,146	RadioShack Corp.(b)	8,699,847
293,381	Tiffany & Co.(b)	12,615,383
44,612	TJX Cos., Inc. (The)(b)	1,630,569
2,611	Urban Outfitters, Inc.(b)(c)	91,359

		124,695,429

	Thrifts & Mortgage Finance — 0.3%
60,710	Capitol Federal Financial(b)	1,909,937
903,328	New York Community Bancorp, Inc.(b)	13,107,289

		15,017,226

	Tobacco — 1.6%
1,351,051	Altria Group, Inc.(b)	26,521,131
783,049	Philip Morris International, Inc.(b)	37,735,132
173,230	Reynolds American, Inc.(b)	9,175,993
178,725	Vector Group Ltd.(b)	2,502,150

		75,934,406

	Trading Companies & Distributors — 0.1%
195,860	GATX Corp.(b)	5,630,975

See accompanying notes to financial statements.

GATEWAY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2009

Shares	Description	Value (†)

	Wireless Telecommunication Services — 0.0%
37,834	China Mobile Ltd., Sponsored ADR(b)	$1,756,633

	Total Common Stocks (Identified Cost $3,499,723,492)	4,681,823,633

Contracts
Put Options — 0.6%
7,949	On S&P 500 Index expiring January 16, 2010 at 975	973,752
5,039	On S&P 500 Index expiring January 16, 2010 at 1000	806,240
5,229	On S&P 500 Index expiring February 20, 2010 at 975	2,771,370
7,325	On S&P 500 Index expiring February 20, 2010 at 1000	5,274,000
5,227	On S&P 500 Index expiring February 20, 2010 at 1025	5,174,730
5,650	On S&P 500 Index expiring March 20, 2010 at 975	6,215,000
5,230	On S&P 500 Index expiring March 20, 2010 at 1000	7,348,150

	Total Put Options (Identified Cost $70,644,257)	28,563,242

Principal Amount
Short-Term Investments — 2.0%
$96,217,957	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2009 at 0.000% to be repurchased at $96,217,957 on 1/04/2010 collateralized by $50,330,000 Federal Home Loan Mortgage Corporation, 1.500% due 3/30/2012 valued at $50,330,000; $14,145,000 Federal Home Loan Bank, 1.625% due 4/05/2012 valued at $14,180,363; $23,135,000 Federal National Mortgage Association, 4.125% due 4/15/2014 valued at $24,724,375; $8,835,000 Federal National Mortgage Association, 3.125% due 9/29/2014 valued at $8,912,306 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $96,217,957)	96,217,957

	Total Investments — 102.6% (Identified Cost $3,666,585,706)(a)	4,806,604,832
	Other assets less liabilities—(2.6)%	(123,358,432)

	Net Assets — 100.0%	$4,683,246,400

Contracts
Call Options Written — (3.0%)
5,238	On S&P 500 Index expiring January 16, 2010 at 1075	(23,387,670)
10,357	On S&P 500 Index expiring January 16, 2010 at 1100	(25,530,005)
5,395	On S&P 500 Index expiring January 16, 2010 at 1125	(5,448,950)
5,363	On S&P 500 Index expiring February 20, 2010 at 1075	(30,059,615)
4,577	On S&P 500 Index expiring February 20, 2010 at 1100	(17,781,645)
5,683	On S&P 500 Index expiring February 20, 2010 at 1125	(13,951,765)
5,036	On S&P 500 Index expiring March 20, 2010 at 1100	(24,651,220)

	Total Call Options Written (Premiums Received $168,179,258)	$(140,810,870)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information: At December 31, 2009, the net unrealized appreciation on investments based on a cost of $3,627,728,159 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,304,043,419
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(125,166,746)

	Net unrealized appreciation	$1,178,876,673

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at December 31, 2009 (Unaudited)

Oil, Gas & Consumable Fuels	9.4%
Pharmaceuticals	7.1
Computers & Peripherals	5.0
Software	4.8
Diversified Financial Services	4.0
Diversified Telecommunication Services	3.9
Communications Equipment	2.9
Commercial Banks	2.8
Semiconductors & Semiconductor Equipment	2.7
Specialty Retail	2.7
Aerospace & Defense	2.5
Energy Equipment & Services	2.5
Media	2.5
Industrial Conglomerates	2.5
Beverages	2.4
Capital Markets	2.3
Machinery	2.3
Internet Software & Services	2.3
Food & Staples Retailing	2.2
Chemicals	2.1
Insurance	2.1
Health Care Providers & Services	2.1
Household Products	2.0
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	23.5
Short-Term Investments	2.0

Total Investments	102.6
Other assets less liabilities (including call options written)	(2.6)

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

ASSETS
Investments at cost	$3,666,585,706
Net unrealized appreciation	1,140,019,126

Investments at value	4,806,604,832
Receivable for Fund shares sold	21,233,006
Receivable from investment advisor (Note 6)	203,537
Dividends receivable	7,525,711
Tax reclaims receivable	29,268

TOTAL ASSETS	4,835,596,354

LIABILITIES
Options written, at value (premiums received $168,179,258) (Note 2)	140,810,870
Payable for Fund shares redeemed	8,337,381
Management fees payable (Note 6)	2,586,768
Deferred Trustees’ fees (Note 6)	88,940
Administrative fees payable (Note 6)	43,864
Other accounts payable and accrued expenses	482,131

TOTAL LIABILITIES	152,349,954

NET ASSETS	$4,683,246,400

NET ASSETS CONSIST OF:
Paid-in capital	$4,659,720,970
Distributions in excess of net investment income	(88,940)
Accumulated net realized loss on investments, options written and foreign currency transactions	(1,143,773,144)
Net unrealized appreciation on investments and options written	1,167,387,514

NET ASSETS	$4,683,246,400

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,784,864,848

Shares of beneficial interest	110,303,039

Net asset value and redemption price per share	$25.25

Offering price per share (100/94.25 of net asset value) (Note 1)	$26.79

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$238,996,754

Shares of beneficial interest	9,492,894

Net asset value and offering price per share	$25.18

Class Y shares:
Net assets	$1,659,384,798

Shares of beneficial interest	65,742,217

Net asset value, offering and redemption price per share	$25.24

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2009

INVESTMENT INCOME
Dividends	$137,239,081
Less net foreign taxes withheld	(189,861)

137,049,220

Expenses
Management fees (Note 6)	29,931,473
Service fees - Class A (Note 6)	7,164,681
Service and distribution fees - Class C (Note 6)	2,103,164
Trustees’ fees and expenses (Note 6)	98,007
Administrative fees (Note 6)	2,266,887
Custodian fees and expenses	123,614
Transfer agent fees and expenses (Notes 6 and 7)	3,234,808
Audit and tax services fees	71,693
Legal fees	119,700
Shareholder reporting expenses	377,707
Registration fees	296,819
Miscellaneous expenses	177,261

Total expenses	45,965,814
Less fee reduction and/or expense reimbursement (Note 6)	(4,750,649)

Net expenses	41,215,165

Net investment income	95,834,055

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(537,892,409)
Options written	(540,190,862)
Foreign currency transactions	(2)
Net change in unrealized appreciation (depreciation) on:
Investments	1,288,984,313
Options written	(18,240,035)

Net realized and unrealized gain on investments, options written and foreign currency transactions	192,661,005

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$288,495,060

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2009	Year Ended December 31, 2008(a)
FROM OPERATIONS:
Net investment income	$95,834,055	$97,678,933
Net realized gain (loss) on investments, options written and foreign currency transactions	(1,078,083,273)	173,890,078
Net change in unrealized appreciation (depreciation) on investments and options written	1,270,744,278	(1,027,784,667)

Net increase (decrease) in net assets resulting from operations	288,495,060	(756,215,656)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(56,086,566)	(69,859,388)
Class C	(2,677,079)	(1,598,023)
Class Y	(34,363,718)	(24,140,546)

Total distributions	(93,127,363)	(95,597,957)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(230,653,972)	1,291,647,394

Net increase (decrease) in net assets	(35,286,275)	439,833,781
NET ASSETS
Beginning of the year	4,718,532,675	4,278,698,894

End of the year	$4,683,246,400	$4,718,532,675

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(88,940)	$(46,984)

(a)	Includes changes in net assets of the Predecessor Fund (see Note 1 of Notes to Financial Statements) for the period from January 1, 2008 to the close of business February 15, 2008.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income (Loss) From Investment Operations:			Less Distributions:

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions

Class A*
12/31/2009	$24.17	$0.49	$1.06	$1.55	$(0.47)	$(0.47)
12/31/2008	28.64	0.55	(4.49)	(3.94)	(0.53)	(0.53)
12/31/2007	27.04	0.53	1.61	2.14	(0.54)	(0.54)
12/31/2006	25.00	0.48	2.04	2.52	(0.48)	(0.48)
12/31/2005	24.31	0.44	0.70	1.14	(0.45)	(0.45)
Class C
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	(0.30)
12/31/2008**	27.76	0.35	(3.57)	(3.22)	(0.43)	(0.43)
Class Y
12/31/2009	24.17	0.54	1.06	1.60	(0.53)	(0.53)
12/31/2008**	27.76	0.56	(3.56)	(3.00)	(0.59)	(0.59)

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of the Predecessor Fund (see Note 1 of Notes to Financial Statements) in exchange for Class A shares of the Fund pursuant to a plan of reorganization. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b) (c)	Net assets, end of the period (000’s)	Net expenses (%) (d) (e)	Gross expenses (%) (d)	Net investment income (%) (d)	Portfolio turnover rate (%)

$25.25	6.57	$2,784,865	0.94	1.05	2.05	11
24.17	(13.92)	3,142,574	0.94	1.03	2.05	38
28.64	7.94	4,278,699	0.94	0.94	1.91	5
27.04	10.14	3,329,940	0.95	0.95	1.92	9
25.00	4.66	2,707,643	0.95	0.95	1.87	15

25.18	5.78	238,997	1.70	1.80	1.24	11
24.11	(11.74)	173,869	1.70	1.83	1.57	38

25.24	6.83	1,659,385	0.70	0.78	2.25	11
24.17	(11.03)	1,402,090	0.70	0.78	2.45	38

(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

1.  Organization.  Gateway Fund (the “Fund”) is the sole series of Gateway Trust (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge and pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by the Predecessor Fund shareholders on January 18, 2008 (the “Acquisition”). Prior to the Acquisition, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions that have occurred through February 22, 2010, the date the financial statements were issued, and noted no items requiring recognition in the financial statements or additional disclosures in the Notes to Financial Statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of December 31, 2009, the total amount of put options fair valued was $28,563,242 and written call options fair valued was $140,810,870. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

e.  Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s and the Predecessor Fund’s tax positions for the open tax years as of December 31, 2009 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes for items such as foreign currency transactions, distributions in excess of current earnings, and return of capital and capital gains distributions from real estate investment trusts (REITs). Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, REIT basis adjustments, deferred Trustees’ fees, capital loss carryforwards and unrealized depreciation on open option contracts. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2009 and 2008, was as follows:

2009 Distributions Paid From:			2008 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$93,127,363	$—	$93,127,363	$95,597,957	$—	$95,597,957

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—

Total undistributed earnings	—

Capital loss carryforward:
Expires December 31, 2014	(145,737,404)
Expires December 31, 2017	(1,009,524,901)

Total capital loss carryforward	(1,155,262,305)

Unrealized appreciation	1,178,876,673

Total accumulated earnings	$23,614,368

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009, at value:

Asset Valuation Inputs

Description(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,681,823,633	$—	$—	$4,681,823,633
Put Options	—	28,563,242	—	28,563,242
Short-Term Investments	—	96,217,957	—	96,217,957

Total	$4,681,823,633	$124,781,199	$—	$4,806,604,832

Liability Valuation Inputs

Description(a)	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$(140,810,870)	$—	$(140,810,870)

(a)	Major categories of the Fund’s investments and option contracts are included in the Portfolio of Investments.

4.  Derivatives.  Effective January 1, 2009, the Fund adopted accounting standards related to derivative instruments and hedging activities which require enhanced disclosures. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.

The following is a summary of derivative instruments for the Fund as of December 31, 2009:

Asset Derivatives	Purchased Options
Equity contracts	$28,563,242

Statement of Assets and Liabilities Location	Included in Investments at value

Liability Derivatives	Options Written
Equity contracts	$(140,810,870)

Statement of Assets and Liabilities Location	Options written, at value

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009

Transactions in derivative instruments during the year ended December 31, 2009 were as follows:

Realized Gain (Loss)	Purchased Options	Options Written
Equity contracts	$(423,667,539)	$(540,190,862)

Statement of Operations Location	Included in Net realized gain (loss) on investments	Net realized gain (loss) on options written

Change in Unrealized Appreciation (Depreciation)	Purchased Options	Options Written
Equity contracts	$89,667,760	$(18,240,035)

Statement of Operations Location	Included in Net change in unrealized appreciation /(depreciation) on investments	Net change in unrealized appreciation / (depreciation) on options written

The following is a summary of the Fund’s purchased option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2008	25,626	$148,131,745
Options purchased	277,366	561,838,230
Options terminated in closing sale transactions	(206,404)	(476,088,581)
Options expired	(54,939)	(163,237,137)

Outstanding at 12/31/2009	41,649	$70,644,257

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2008	49,526	$201,414,673
Options written	376,240	1,571,499,262
Options terminated in closing purchase transactions	(366,218)	(1,519,084,835)
Options expired	(17,899)	(85,649,842)

Outstanding at 12/31/2009	41,649	$168,179,258

5.  Purchases and Sales of Securities.  For the year ended December 31, 2009 purchases and sales of securities (excluding short-term investments) were $479,250,125 and $1,402,176,664, respectively.

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009

Gateway Advisers has given a binding undertaking to the Fund to reduce management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2010 and will be reevaluated on an annual basis. For the year ended December 31, 2009, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through reduction of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such reduced fees/expenses more than one year after the end of the fiscal year in which the fees/expenses were reduced.

For the year ended December 31, 2009, the management fees and reduction of management fees for the Fund were as follows:

Gross Management Fees	Reduction of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$29,931,473	$640,321	$29,291,152	0.65%	0.64%

1 Management fee reductions are subject to possible recovery until December 31, 2010.

For the year ended December 31, 2009, expenses have been reimbursed as follows:

Reimbursement[2]
Class A	Class C	Class Y	Total
$1,785,539	$109,963	$497,829	$2,393,331

2 Expense reimbursements are subject to possible recovery until December 31, 2010.

No expenses were recovered during the year ended December 31, 2009 under the terms of the expense limitation agreement.

b.  Administrative Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per class and an additional $75,000 if managed by multiple subadvisers.

Natixis Advisors has contractually agreed to limit its administrative services fees attributable to the Fund for two years after the Acquisition through February 18, 2010 to an amount not to exceed on an annual basis $300,000 plus the sub-administration expenses attributable to the Fund.

For the year ended December 31, 2009, the Fund paid the following for administrative fees to Natixis Advisors.

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$2,266,887	$1,716,997	$549,890

c.  Service and Distribution Fees.  Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts. Also under the Class C Plan, the Fund pays Natixis Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class C shares.

For the year ended December 31, 2009, the Fund paid the following service and distribution fees:

Service Fee		Distribution Fee
Class A	Class C	Class C
$7,164,681	$525,791	$1,577,373

d.  Sub-Transfer Agent Fees.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customers’ shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees.

For the year ended December 31, 2009, the Fund paid $2,148,845 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations.

e.  Commissions.  The Fund has been informed that commissions (including CDSCs) on Fund shares retained by Natixis Distributors during the year ended December 31, 2009 amounted to $1,368,502.

f.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. For the year ended December 31, 2009, the Chairperson of the Board received a retainer fee at the annual rate of $200,000. The Chairperson did not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attended. Each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also received a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attended in person and $3,750 for each meeting of the Board of Trustees that he or she attended telephonically. In addition, each committee chairman received an additional retainer fee at an annual rate of $10,000. Each Contract Review and Governance Committee member was compensated $5,000 for each Committee meeting that he or she attended in person and $2,500 for each meeting that he or she attended telephonically. Each Audit Committee member was compensated $6,250 for each Committee meeting that he or she attended in person and $3,125 for each meeting that he or she attended telephonically.

Effective January 1, 2010, the Chairperson of the Board receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments will receive a one-time fee of $10,000. The ad hoc Committee on Alternative Investments is not a standing committee. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009

of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Class-Specific Expenses.

For the period from January 1, 2009 to September 30, 2009, the Fund paid the following class-specific transfer agent fees and expenses (including sub-transfer agent fees):

Transfer Agent Fees and Expenses
Class A	Class C	Class Y
$1,714,895	$123,264	$601,165

Effective October 1, 2009, transfer agent fees and expenses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

8.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, will be accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 11, 2009, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the year ended December 31, 2009, the Fund had no borrowings under these agreements.

9.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations. For the year ended December 31, 2009, amounts rebated under these agreements amounted to $42,611.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Class A*
Issued from the sale of shares	41,086,607	$970,066,871	69,795,618	$1,882,061,102
Issued in connection with the reinvestment of distributions	2,045,471	48,473,195	2,201,921	58,642,918
Redeemed	(62,847,821)	(1,480,821,421)	(91,362,102)	(2,445,916,501)

Net change	(19,715,743)	$(462,281,355)	(19,364,563)	$(505,212,481)

Class C**
Issued from the sale of shares	5,057,506	$119,420,685	7,755,618	$208,871,298
Issued in connection with the reinvestment of distributions	63,194	1,487,956	33,599	864,793
Redeemed	(2,837,873)	(67,455,628)	(579,150)	(14,237,085)

Net change	2,282,827	$53,453,013	7,210,067	$195,499,006

Class Y**
Issued from the sale of shares	41,695,417	$986,198,385	72,884,707	$1,981,145,009
Issued in connection with the reinvestment of distributions	1,045,558	24,830,280	766,406	20,099,641
Redeemed	(35,018,841)	(832,854,295)	(15,631,030)	(399,883,781)

Net change	7,722,134	$178,174,370	58,020,083	$1,601,360,869

Increase (decrease) from capital share transactions	(9,710,782)	$(230,653,972)	45,865,587	$1,291,647,394

*	Includes transactions of the Predecessor Fund for the period from January 1, 2008 to the close of business February 15, 2008.
**	From commencement of operations on February 19, 2008 through December 31, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Gateway Trust and Shareholders of Gateway Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Gateway Fund, the sole series of Gateway Trust (the “Fund”), at December 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the years indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the three years in the period ended December 31, 2007 were audited by another independent registered public accounting firm whose report dated February 11, 2008 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2010

2009 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (Unaudited)

Qualified Dividend Income.  100% of the dividends distributed by the Fund during the fiscal year ended December 31, 2009 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 0% to 15% depending on an individual’s tax bracket.

Corporate Dividends Received Deduction.  For the fiscal year ended December 31, 2009, 100% of dividends distributed by the Gateway Fund qualify for the dividends received deduction for corporate shareholders.

TRUSTEE AND OFFICER INFORMATION

The tables below provide certain information regarding the Trustees and officers of Gateway Trust (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee Since 2007 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	39 Director, Taubman Centers, Inc. (real estate investment trust)

Edward A. Benjamin (1938)	Trustee Since 2007 Chairman of the Contract Review and Governance Committee	Retired	39 None

Daniel M. Cain (1945)	Trustee Since 2007 Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer) of Cain Brothers & Company, Incorporated (investment banking)	39 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)	Trustee Since 2008 Audit Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	39 None

Wendell J. Knox**** (1948)	Trustee Since 2009 Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	39 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee Since 2007 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	39 Director, Verizon Communications; Director, AES Corporation (international power company)

Erik R. Sirri***** (1958)	Trustee Since 2009 Contract Review and Governance Committee Member	Professor of finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	39 None

TRUSTEE AND OFFICER INFORMATION

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

INDEPENDENT TRUSTEES continued

Peter J. Smail***** (1952)	Trustee Since 2009 Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	39 None

Cynthia L. Walker (1956)	Trustee Since 2007 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	39 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2007	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	39 None

John T. Hailer[2] (1960)	Trustee Since 2007	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	39 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board of Trustees is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on November 20, 2009.

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

***	The Trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

****	Mr. Knox was appointed as trustee effective July 1, 2009.

*****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

[1]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[2]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

TRUSTEE AND OFFICER INFORMATION

Name and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

David Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**	Each person listed above, except as noted, holds the same position(s) with the Fund Complex Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Kenneth A. Drucker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided as reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2008	2009	2008	2009	2008	2009	2008	2009
Gateway Trust	$56,000	$56,000	$—	$2,718	$8,000	$16,112	$—	$—

1.	Audit-related fees consist of:

2009—performance of agreed-upon procedures related to the Registrant’s deferred compensation plan, consulting services with respect to regulatory matters and review of Form N-1A and issuance of consent.

2.	Tax fees consist of:

2008—review of the Registrant’s tax returns.

2009—review of the Registrant’s tax returns and consulting services with respect to new deferred compensation tax rules and new security types.

Aggregate fees billed to the Registrant for non-audit services during 2008 and 2009 were $8,000 and $18,830, respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth fees billed by the Registrant’s principal accountant for non-audit services rendered to Gateway Investment Advisers, LLC and entities controlling, controlled by or under common control with Gateway Investment Advisers, LLC (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2008	2009	2008	2009	2008	2009
Control Affiliates	$12,000	$12,000	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Gateway Investment Advisers, LLC and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2008	2009
Control Affiliates	$12,000	$12,000

None of the audit-related, tax and other services provided by the Registrant’s principal accountant were approved by the Audit Committee pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)  (1)  Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a)  (2)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to

Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)  (3)  Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to

Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GATEWAY TRUST

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 22, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2010